Performance Management - Virtus Duff & Phelps Select MLP and Energy Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Alerian Midstream Energy Index is a capped, float-adjusted, market capitalization-weighted index. The index is a broad-based composite of North American energy infrastructure companies that earn the majority of their cash flow from midstream activities involving energy commodities. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	40.39%	Worst Quarter:	2020, Q1:	-47.94%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Duff & Phelps Select MLP and Energy Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
Alerian Midstream Energy Index | Average Annual Return, Label [Optional Text]	Alerian Midstream Energy Index
Alerian Midstream Energy Index | Average Annual Return, Percent		4.98%	23.82%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		(2.44%)	23.71%	10.62%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		3.53%	25.41%	11.51%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		1.27%	24.57%	10.92%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.62%	20.95%	9.42%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Alerian Midstream Energy Index is a capped, float-adjusted, market capitalization-weighted index. The index is a broad-based composite of North American energy infrastructure companies that earn the majority of their cash flow from midstream activities involving energy commodities. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	40.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(47.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020